March 1, 2022

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-0505

RE: CLAYTON STREET TRUST N-CSR FILING

Protective Life Dynamic Allocation Series − Conservative Portfolio

Protective Life Dynamic Allocation Series − Growth Portfolio

Protective Life Dynamic Allocation Series − Moderate Portfolio

(collectively, the "Portfolios")

1933 Act File No. 333-208542

1940 Act File No. 811-23121

Dear Sir or Madam:

Pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, and Rule 30b2-1 (a) thereunder, and Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended, the Portfolios’ Annual Reports dated December 31, 2021, are hereby electronically transmitted.

If you have any questions regarding this filing, please call me at (303) 394-7624.

Sincerely,

/s/ Jesper Nergaard

Jesper Nergaard

Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Clayton Street Trust

(Principal Accounting Officer and Principal Financial Officer)